Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Gold Fund, Inc.
Entity Central Index Key	0000923459
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002879
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class AAA
Trading Symbol	GOLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$155	1.44%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 but outperformed its comparative benchmarks, NYSE Arca Gold Miners Index (GDMTR) and the Philadelphia Gold & Silver Index (XAU). Gold performed strongly for the second consecutive year. During 2024, the gold price appreciated by $562 per ounce to end the year at $2,625 per ounce. This is a rise of 27.2%. For the year, gold equities underperformed the gold price but this was entirely due to the woeful performance of gold equities in the fourth quarter when the XAU Index of gold stocks fell by 13.6% while gold declined a modest $8 per ounce or 0.3%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/14	10,000	10,000	10,000	10,000
12/15	8,221	10,138	6,658	7,448
12/16	12,616	11,351	11,643	11,415
12/17	13,401	13,828	12,662	12,706
12/18	11,417	13,223	10,584	11,484
12/19	16,434	17,386	16,179	16,045
12/20	20,758	20,586	22,006	19,655
12/21	18,896	26,496	20,537	17,518
12/22	16,814	21,697	19,121	15,719
12/23	18,132	27,402	20,257	17,104
12/24	20,837	34,257	22,445	18,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	14.92%	4.86%	7.62%
S&P 500 Index	25.02%	14.53%	13.10%
Philadelphia Gold & Silver Index	10.80%	6.76%	8.41%
NYSE Arca Gold Miners Index	11.55%	5.12%	8.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 314,960,041
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,248,154
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$314,960,041 Number of Portfolio Holdings49 Portfolio Turnover Rate16% Management Fees$3,248,154
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.1%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	6.1%
Agnico Eagle Mines Ltd., Toronto	5.9%
Wheaton Precious Metals Corp.	5.5%
Alamos Gold Inc., Toronto	4.5%
Westgold Resources Ltd.	4.5%
Endeavour Mining plc	3.6%
Franco-Nevada Corp.	3.6%
Agnico Eagle Mines Ltd., New York	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002881
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class C
Trading Symbol	GLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$234	2.19%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 but outperformed its comparative benchmarks, NYSE Arca Gold Miners Index (GDMTR) and the Philadelphia Gold & Silver Index (XAU). Gold performed strongly for the second consecutive year. During 2024, the gold price appreciated by $562 per ounce to end the year at $2,625 per ounce. This is a rise of 27.2%. For the year, gold equities underperformed the gold price but this was entirely due to the woeful performance of gold equities in the fourth quarter when the XAU Index of gold stocks fell by 13.6% while gold declined a modest $8 per ounce or 0.3%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	8,152	8,070	10,138	6,658	7,448
12/16	12,428	12,222	11,351	11,643	11,415
12/17	13,096	12,757	13,828	12,662	12,706
12/18	11,079	10,686	13,223	10,584	11,484
12/19	15,825	15,155	17,386	16,179	16,045
12/20	19,844	18,853	20,586	22,006	19,655
12/21	17,921	16,857	26,496	20,537	17,518
12/22	15,832	14,741	21,697	19,121	15,719
12/23	16,945	15,630	27,402	20,257	17,104
12/24	19,332	17,676	34,257	22,445	18,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	14.09%	4.08%	6.81%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	13.09%	4.08%	6.81%
S&P 500 Index	25.02%	14.53%	13.10%
Philadelphia Gold & Silver Index	10.80%	6.76%	8.41%
NYSE Arca Gold Miners Index	11.55%	5.12%	8.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 314,960,041
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,248,154
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$314,960,041 Number of Portfolio Holdings49 Portfolio Turnover Rate16% Management Fees$3,248,154
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.1%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	6.1%
Agnico Eagle Mines Ltd., Toronto	5.9%
Wheaton Precious Metals Corp.	5.5%
Alamos Gold Inc., Toronto	4.5%
Westgold Resources Ltd.	4.5%
Endeavour Mining plc	3.6%
Franco-Nevada Corp.	3.6%
Agnico Eagle Mines Ltd., New York	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034312
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class I
Trading Symbol	GLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 but outperformed its comparative benchmarks, NYSE Arca Gold Miners Index (GDMTR) and the Philadelphia Gold & Silver Index (XAU). Gold performed strongly for the second consecutive year. During 2024, the gold price appreciated by $562 per ounce to end the year at $2,625 per ounce. This is a rise of 27.2%. For the year, gold equities underperformed the gold price but this was entirely due to the woeful performance of gold equities in the fourth quarter when the XAU Index of gold stocks fell by 13.6% while gold declined a modest $8 per ounce or 0.3%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/14	10,000	10,000	10,000	10,000
12/15	8,240	10,138	6,658	7,448
12/16	12,687	11,351	11,643	11,415
12/17	13,508	13,828	12,662	12,706
12/18	11,528	13,223	10,584	11,484
12/19	16,638	17,386	16,179	16,045
12/20	21,075	20,586	22,006	19,655
12/21	19,231	26,496	20,537	17,518
12/22	17,158	21,697	19,121	15,719
12/23	18,546	27,402	20,257	17,104
12/24	21,373	34,257	22,445	18,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	15.24%	5.14%	7.89%
S&P 500 Index	25.02%	14.53%	13.10%
Philadelphia Gold & Silver Index	10.80%	6.76%	8.41%
NYSE Arca Gold Miners Index	11.55%	5.12%	8.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 314,960,041
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,248,154
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$314,960,041 Number of Portfolio Holdings49 Portfolio Turnover Rate16% Management Fees$3,248,154
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.1%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	6.1%
Agnico Eagle Mines Ltd., Toronto	5.9%
Wheaton Precious Metals Corp.	5.5%
Alamos Gold Inc., Toronto	4.5%
Westgold Resources Ltd.	4.5%
Endeavour Mining plc	3.6%
Franco-Nevada Corp.	3.6%
Agnico Eagle Mines Ltd., New York	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002878
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class A
Trading Symbol	GLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$155	1.44%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Gold Fund underperformed its broad-based benchmark, the S&P 500 but outperformed its comparative benchmarks, NYSE Arca Gold Miners Index (GDMTR) and the Philadelphia Gold & Silver Index (XAU). Gold performed strongly for the second consecutive year. During 2024, the gold price appreciated by $562 per ounce to end the year at $2,625 per ounce. This is a rise of 27.2%. For the year, gold equities underperformed the gold price but this was entirely due to the woeful performance of gold equities in the fourth quarter when the XAU Index of gold stocks fell by 13.6% while gold declined a modest $8 per ounce or 0.3%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
12/14	10,000	10,000	10,000	10,000	10,000
12/15	8,217	7,745	10,138	6,658	7,448
12/16	12,615	11,206	11,351	11,643	11,415
12/17	13,397	11,217	13,828	12,662	12,706
12/18	11,415	9,009	13,223	10,584	11,484
12/19	16,427	12,218	17,386	16,179	16,045
12/20	20,757	14,550	20,586	22,006	19,655
12/21	18,899	12,485	26,496	20,537	17,518
12/22	16,811	10,468	21,697	19,121	15,719
12/23	18,127	10,638	27,402	20,257	17,104
12/24	20,830	11,521	34,257	22,445	18,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	14.91%	4.86%	7.61%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	8.30%	3.63%	6.98%
S&P 500 Index	25.02%	14.53%	13.10%
Philadelphia Gold & Silver Index	10.80%	6.76%	8.41%
NYSE Arca Gold Miners Index	11.55%	5.12%	8.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 314,960,041
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,248,154
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$314,960,041 Number of Portfolio Holdings49 Portfolio Turnover Rate16% Management Fees$3,248,154
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Newmont Corp.	8.1%
Northern Star Resources Ltd.	6.3%
Kinross Gold Corp.	6.1%
Agnico Eagle Mines Ltd., Toronto	5.9%
Wheaton Precious Metals Corp.	5.5%
Alamos Gold Inc., Toronto	4.5%
Westgold Resources Ltd.	4.5%
Endeavour Mining plc	3.6%
Franco-Nevada Corp.	3.6%
Agnico Eagle Mines Ltd., New York	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends